Long-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Long-term Investments

	December 31,
	2023	2022
Weichai Westport Inc. (a)	$1,411	$1,824
Minda Westport Technologies Limited (b)	3,234	2,657
Other equity accounted investees	147	148
	$4,792	$4,629